S000079170 [Member] Average Annual Total Returns		12 Months Ended	23 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.49%	16.40%
Morningstar Global Metaverse & Virtual Interaction Select Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.09%	19.07%
iShares Future Metaverse Tech and Communications ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.46%	18.46%
Performance Inception Date			Feb. 14, 2023
iShares Future Metaverse Tech and Communications ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.08%	17.01%
iShares Future Metaverse Tech and Communications ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.74%	13.81%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.